BORROWINGS (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Financial Instruments [Abstract]
Current non-recourse borrowings in subsidiaries of the company	$ 1,429	$ 415
Non-current non-recourse borrowings in subsidiaries of the company	$ 11,742	$ 12,498